UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:    811-22057

Cohen & Steers Global Income Builder, Inc.

(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip code)

Dana DeVivo

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    June 30, 2018

Item 1. Reports to Stockholders.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2018. The total returns for Cohen & Steers Global Income Builder, Inc. (the Fund) and its comparative benchmarks were:

Six Months Ended June 30, 2018
Cohen & Steers Global Income Builder at Net Asset Value[a]	–3.13%
Cohen & Steers Global Income Builder at Market Value[a]	0.43%
MSCI World Index—net[b]	0.43%
Blended Benchmark—55% CBOE S&P 500 BuyWrite Index/15% S&P 500 Index/15% ICE BofAML Fixed-Rate Preferred Securities Index/15% MSCI EAFE Index[b]	1.08%
S&P 500 Index[b]	2.65%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance results reflect the effects of leverage, resulting from borrowings under a credit agreement. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. The Fund’s returns assume the reinvestment of all dividends and distributions at prices obtained under the Fund’s dividend reinvestment plan. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

The Fund makes regular monthly distributions at a level rate (the Policy). Distributions paid by the Fund are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. As a result of the Policy, the Fund may pay distributions in excess of the Fund’s investment company taxable income and net realized gains. This excess would be a return of capital distributed from the Fund’s assets. Distributions of capital decrease

[a]	As a closed-end investment company, the price of the Fund’s exchange-traded shares will be set by market forces and can deviate from the net asset value (NAV) per share of the Fund.
[b]

The MSCI World Index—net is a free-float-adjusted index that measures performance of large- and mid-capitalization companies representing developed market countries and is net of dividend withholding taxes. The CBOE S&P 500 BuyWrite Index tracks the performance of a hypothetical buy-write strategy on the S&P 500 Index. The ICE BofAML Fixed-Rate Preferred Securities Index tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market. The MSCI EAFE Index is an equity index which captures large- and mid-capitalization companies in developed market countries excluding the U.S. and Canada. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

The Fund’s assets are allocated among five proprietary strategies: global large-cap stocks, global real estate securities, global infrastructure stocks, global preferred securities and closed-end funds. As of June 30, 2018, 70% of the Fund’s assets were invested in the global large-cap strategy.

Market Review

The first half of 2018 was choppy for financial markets amid heightened uncertainty about interest rates and rising global trade tensions between the U.S. and its key trading partners. Economic growth remained relatively firm globally, led by the U.S., where unemployment reached its lowest level in two decades. However, Europe and some emerging markets showed some signs of deceleration. Interest rates initially rose in most regions in response to the prospect of higher inflation, but then retreated as rising protectionism raised concerns over global growth. Oil prices climbed to near four-year highs as global demand remained strong and the Organization of Oil Exporting Countries announced only modest increases in production.

Fund Performance

The Fund had a slightly positive total return in the period based on market price, although it declined based on NAV and underperformed its blended benchmark on both a NAV and market price basis. At 70% of the Fund’s assets, the large-cap allocation was the main driver of relative performance. Within the strategy, stock selection in the technology, financial services and industrials sectors detracted from relative performance. Stock selection in the energy and telecommunications sectors aided performance.

Stock selection in the Fund’s allocation to global infrastructure hindered relative performance, in part due to an underweight and security selection in the generally defensive gas distribution sector, which had a sizable gain. Stock selection in the Fund’s real estate allocation also detracted from performance, as underperformance among Brazil (out-of-benchmark mall landlords) and U.S. holdings more than countered outperformance from the Fund’s Germany and U.K. real estate companies.

Impact of Leverage on Fund Performance

The Fund employs leverage as part of a yield-enhancement strategy. Leverage, which can increase total return in rising markets (just as it can have the opposite effect in declining markets), significantly detracted from the Fund’s performance for the six-month period ended June 30, 2018.

Impact of Derivatives on Fund Performance

The Fund sold covered call options on an index with the intention of earning option premiums to generate income to pay dividends and to reduce the volatility of the Fund’s investments. In the six-month period ended June 30, 2018, the use of these instruments significantly detracted from the Fund’s performance.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

Impact of Foreign Currency on Fund Performance

The currency impact of the Fund’s investments in foreign securities detracted from absolute performance during the period. Although the Fund reports its NAV and pays dividends in U.S. dollars, the Fund’s investments denominated in foreign currencies are subject to foreign currency risk. Most currencies depreciated against the U.S. dollar, including the euro and U.K. pound. Consequently, changes in the exchange rates between foreign currencies and the U.S. dollar were a net headwind for absolute returns.

Sincerely,

YIGAL D. JHIRAD Portfolio Manager	WILLIAM F. SCAPELL Portfolio Manager

DOUGLAS R. BOND Portfolio Manager	BEN MORTON Portfolio Manager

JON CHEIGH Portfolio Manager	ELAINE ZAHARIS-NIKAS Portfolio Manager

JASON A. YABLON Portfolio Manager	CHRISTOPHER RHINE Portfolio Manager

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of the report. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds invests in major real asset categories including real estate securities, listed infrastructure, commodities and natural resource equities, as well as preferred securities and other income solutions.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

Our Leverage Strategy

(Unaudited)

Our leverage strategy utilizes borrowings up to the maximum permitted by the Investment Company Act of 1940 to provide additional capital for the Fund, with an objective of increasing the net income available for shareholders. As of June 30, 2018, leverage represented 23% of the Fund’s managed assets.

Leverage Factsa,b

Leverage (as a % of managed assets)	23%
Current Rate on Debt	2.7%

The Fund intends to enhance its dividend yield through leverage. The use of leverage is a speculative technique and there are special risks and costs associated with leverage. The NAV of the Fund’s shares may be reduced by the issuance and ongoing costs of leverage. So long as the Fund is able to invest in securities that produce an investment yield that is greater than the total cost of leverage, the leverage strategy will produce higher current net investment income for shareholders. On the other hand, to the extent that the total cost of leverage exceeds the incremental income gained from employing such leverage, shareholders would realize lower net investment income. In addition to the impact on net income, the use of leverage will have an effect of magnifying capital appreciation or depreciation for shareholders. Specifically, in an up market, leverage will typically generate greater capital appreciation than if the Fund were not employing leverage. Conversely, in down markets, the use of leverage will generally result in greater capital depreciation than if the Fund had been unlevered. To the extent that the Fund is required or elects to reduce its leverage, the Fund may need to liquidate investments at times of adverse economic conditions which may result in capital losses potentially reducing returns to shareholders. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

[a]	Data as of June 30, 2018. Information is subject to change.
[b]	See Note 7 in Notes to Financial Statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

June 30, 2018

Top Ten Holdingsa

(Unaudited)

Security	Value	% of Managed Assets
Facebook, Class A	$9,318,810	3.1
Alphabet, Class A	8,489,250	2.8
Microsoft Corp.	7,006,438	2.4
Visa, Class A	5,957,336	2.0
Bank of America Corp.	4,640,469	1.6
Colgate-Palmolive Co.	4,607,149	1.5
Unilever NV	4,385,639	1.5
Exxon Mobil Corp.	4,185,228	1.4
Lowe’s Cos.	3,926,876	1.3
Nestle SA	3,700,487	1.2

[a]

Top ten holdings are determined on the basis of the value of individual securities held. The Fund may also hold positions in other types of securities issued by the companies listed above. See the Schedule of Investments for additional details on such other positions.

Country Breakdown

(Based on Managed Assets)

(Unaudited)

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

		Number of Shares	Value
COMMON STOCK	118.3%
AUSTRALIA	1.0%
ELECTRIC—REGULATED ELECTRIC	0.3%
Spark Infrastructure Group		401,211	$676,969

REAL ESTATE	0.7%
DIVERSIFIED	0.5%
Charter Hall Group		71,407	344,548
Dexus Property Group		72,783	523,010
GPT Group		101,987	381,906

			1,249,464

INDUSTRIALS	0.2%
Goodman Group		66,614	474,244

TOTAL REAL ESTATE			1,723,708

TOTAL AUSTRALIA			2,400,677

AUSTRIA	0.1%
REAL ESTATE—DIVERSIFIED
CA Immobilien Anlagen AG		4,378	145,914

BELGIUM	0.1%
REAL ESTATE—RESIDENTIAL
Aedifica SA		1,286	117,290

BERMUDA	0.2%
GAS DISTRIBUTION
China Resources Gas Group Ltd. (HKD)		84,000	364,026

BRAZIL	0.4%
RAILWAYS	0.3%
Rumo SAa		172,611	627,960

REAL ESTATE	0.1%
RETAIL	0.1%
BR Malls Participacoes SAa		58,715	146,948

SHOPPING CENTERS	0.0%
Iguatemi Empresa de Shopping Centers SA		18,232	145,075

TOTAL REAL ESTATE			292,023

TOTAL BRAZIL			919,983

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

		Number of Shares	Value
CANADA	4.3%
ENERGY—OIL & GAS	1.0%
Suncor Energy[b]		54,234	$2,207,066

FINANCIAL—BANKS	0.9%
Bank of Nova Scotia/The		35,611	2,016,417

PIPELINES—C-CORP	2.0%
Enbridge[b]		66,479	2,376,688
Keyera Corp.		19,456	541,361
Pembina Pipeline Corp.		37,026	1,282,314
TransCanada Corp.		8,716	377,109

			4,577,472

REAL ESTATE	0.4%
OFFICE	0.2%
Allied Properties REIT		14,183	451,495

RESIDENTIAL	0.2%
Boardwalk REIT		16,907	587,337

TOTAL REAL ESTATE			1,038,832

TOTAL CANADA			9,839,787

CHINA	1.6%
INFORMATION TECHNOLOGY—INTERNET SOFTWARE & SERVICES	1.5%
Tencent Holdings Ltd. (HKD)[b]		66,200	3,322,825

TOLL ROADS	0.1%
Jiangsu Expressway Co., Ltd., Class H (HKD)		258,000	307,472

TOTAL CHINA			3,630,297

FRANCE	5.1%
CONSUMER STAPLES	0.8%
Danone SA		26,556	1,949,730

ENERGY—OIL & GAS	0.7%
Total SAb		24,897	1,517,991

FINANCIAL—BANKS	0.9%
BNP Paribas[b]		35,313	2,193,477

INDUSTRIALS—AEROSPACE & DEFENSE	0.7%
Thales SA		11,662	1,502,844

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

		Number of Shares	Value
RAILWAYS	0.3%
Getlink		47,042	$645,219

REAL ESTATE	0.6%
DIVERSIFIED	0.3%
Fonciere des Regions		3,597	374,271
Unibail-Rodamco-Westfield[a]		1,101	242,428

			616,699

OFFICE	0.2%
Gecina SA		2,262	378,536

RETAIL	0.1%
Klepierre SA		8,759	329,878

TOTAL REAL ESTATE			1,325,113

TOLL ROADS	1.1%
Eiffage SA		5,409	588,584
Vinci SA		20,885	2,008,719

			2,597,303

TOTAL FRANCE			11,731,677

GERMANY	3.9%
AIRPORTS	0.2%
Fraport AG		4,139	399,346

FINANCIAL—INSURANCE	0.8%
Allianz SEb		9,178	1,897,313

HEALTH CARE	1.7%
HEALTH CARE EQUIPMENT & SUPPLIES	0.8%
Siemens Healthineers AG, 144Aa,c		46,165	1,906,041

PHARMACEUTICALS	0.9%
Bayer AGb		18,151	1,999,912

TOTAL HEALTH CARE			3,905,953

INDUSTRIALS—ELECTRICAL EQUIPMENT	0.5%
Siemens AG		8,439	1,115,790

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

		Number of Shares	Value
REAL ESTATE	0.7%
OFFICE	0.1%
Alstria Office REIT AG		10,591	$159,178

RESIDENTIAL	0.6%
ADO Properties SA, 144Ac		7,081	385,014
Deutsche Wohnen AG		23,824	1,151,817

			1,536,831

TOTAL REAL ESTATE			1,696,009

TOTAL GERMANY			9,014,411

HONG KONG	2.5%
GAS DISTRIBUTION	0.1%
Hong Kong and China Gas Co., Ltd.		161,700	309,566

INVESTMENT COMPANY—DIVERSIFIED FINANCIALS	0.4%
CK Hutchison Holdings Ltd.		83,005	880,241

PIPELINES—C-CORP	0.1%
Beijing Enterprises Holdings Ltd.		55,500	270,228

REAL ESTATE	1.4%
DIVERSIFIED	1.0%
CK Asset Holdings Ltd.		107,000	849,661
Hang Lung Properties Ltd.		48,000	98,991
Longfor Group Holdings Ltd.		95,000	256,099
New World Development Co., Ltd.		240,908	338,996
Sun Hung Kai Properties Ltd.		42,404	639,930
Swire Properties Ltd.		42,200	155,985

			2,339,662

RETAIL	0.4%
Link REIT		89,000	812,793

TOTAL REAL ESTATE			3,152,455

TELECOMMUNICATION SERVICES	0.4%
China Mobile Ltd.		96,500	857,302

WATER	0.1%
Guangdong Investment Ltd.		195,178	309,972

TOTAL HONG KONG			5,779,764

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

		Number of Shares	Value
IRELAND	1.8%
HEALTH CARE—HEALTH CARE EQUIPMENT & SERVICES	0.5%
Medtronic PLC (USD)[d]		13,852	$1,185,870

INFORMATION TECHNOLOGY—IT CONSULTING & SERVICES	1.3%
Accenture PLC, Class A (USD)[b]		18,219	2,980,446

TOTAL IRELAND			4,166,316

ITALY	0.5%
COMMUNICATIONS—TOWERS	0.3%
Infrastrutture Wireless Italiane S.p.A., 144Ac		87,731	676,697

ELECTRIC—REGULATED ELECTRIC	0.2%
Terna Rete Elettrica Nazionale S.p.A.		93,250	504,413

TOTAL ITALY			1,181,110

JAPAN	10.2%
CONSUMER DISCRETIONARY—MEDIA	0.8%
CyberAgent		31,500	1,894,865

ELECTRIC—INTEGRATED ELECTRIC	0.1%
Shikoku Electric Power Co.		23,900	319,919

FINANCIAL	2.5%
DIVERSIFIED FINANCIAL SERVICES	1.7%
Mitsubishi UFJ Financial Group[b]		260,300	1,483,767
ORIX Corp.[b]		146,500	2,318,277

			3,802,044

INSURANCE	0.8%
NKSJ Holdings[b]		46,250	1,871,472

TOTAL FINANCIAL			5,673,516

INDUSTRIALS	2.1%
COMMERCIAL SERVICES & SUPPLIES	0.5%
Secom Co., Ltd.		15,500	1,190,973

ELECTRICAL EQUIPMENT	1.6%
Fanuc Ltd.[b]		10,100	2,007,411
Nidec Corp.[b]		10,400	1,561,667

			3,569,078

TOTAL INDUSTRIALS			4,760,051

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

		Number of Shares	Value
RAILWAYS	0.5%
Central Japan Railway Co.		2,200	$456,234
West Japan Railway Co.		9,200	678,398

			1,134,632

REAL ESTATE	1.9%
DIVERSIFIED	1.8%
Activia Properties		84	385,422
Invincible Investment Corp.		379	170,818
Mitsubishi Estate Co., Ltd.		18,300	320,165
Mitsui Fudosan Co., Ltd.[b]		29,991	724,346
Nomura Real Estate Holdings		20,800	461,784
Orix JREIT		237	378,678
Sekisui House Ltd.[b]		64,600	1,143,621
Tokyo Tatemono Co., Ltd.		44,339	609,128

			4,193,962

RESIDENTIAL	0.1%
Daiwa House REIT Investment Corp.		133	315,817

TOTAL REAL ESTATE			4,509,779

TECHNOLOGY—ELECTRONIC EQUIPMENT & INSTRUMENTS	1.3%
Kyocera Corp.[b]		19,000	1,072,059
Sony Corp.[b]		39,800	2,036,103

			3,108,162

TELECOMMUNICATION SERVICES	1.0%
KDDI Corp.[b]		81,100	2,220,242

TOTAL JAPAN			23,621,166

JERSEY	0.5%
MATERIALS—METALS & MINING
Glencore PLC (GBP)[a]		251,306	1,200,614

LIBERIA	1.3%
CONSUMER DISCRETIONARY
Royal Caribbean Cruises Ltd. (USD)[b,d]		28,882	2,992,175

MEXICO	0.1%
TOLL ROADS
OHL Mexico SAB de CV		166,414	242,579

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

		Number of Shares	Value
NETHERLANDS	3.4%
CONSUMER STAPLES—PERSONAL PRODUCTS	1.9%
Unilever NV		78,591	$4,385,639

FINANCIAL—BANKS	0.7%
ABN AMRO Group NV, 144Ac		59,877	1,553,719

HEALTH CARE—PHARMACEUTICALS	0.8%
Mylan NV (USD)[a,d]		53,297	1,926,154

TOTAL NETHERLANDS			7,865,512

NEW ZEALAND	0.2%
AIRPORTS
Auckland International Airport Ltd.		99,001	454,622

NORWAY	0.1%
REAL ESTATE—OFFICE
Entra ASA, 144Ac		18,698	255,296

SPAIN	0.8%
AIRPORTS	0.4%
Aena SME SA, 144Ac		4,423	803,185

REAL ESTATE	0.4%
DIVERSIFIED	0.2%
Merlin Properties Socimi SA		31,537	458,704

OFFICE	0.1%
Inmobiliaria Colonial Socimi SA		34,246	378,529

RESIDENTIAL	0.1%
Aedas Homes SAU, 144Aa,c		4,060	144,135

TOTAL REAL ESTATE			981,368

TOTAL SPAIN			1,784,553

SWEDEN	1.2%
COMMUNICATIONS—TELECOMMUNICATIONS	0.3%
TeliaSonera AB		179,800	822,241

INDUSTRIALS—AEROSPACE & DEFENSE	0.9%
Saab AB, Class B		48,970	2,033,867

TOTAL SWEDEN			2,856,108

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

		Number of Shares	Value
SWITZERLAND	4.3%
CONSUMER—NON-CYCLICAL—FOOD	1.6%
Nestle SAb		47,654	$3,700,487

FINANCIAL—INSURANCE	1.3%
Chubb Ltd. (USD)[b]		23,940	3,040,859

HEALTH CARE—PHARMACEUTICALS	0.9%
Roche Holding AGb		9,602	2,138,464

INDUSTRIALS—ELECTRICAL COMPONENT & EQUIPMENT	0.5%
TE Connectivity Ltd. (USD)[d]		11,545	1,039,743

TOTAL SWITZERLAND			9,919,553

UNITED KINGDOM	7.9%
CONSUMER STAPLES—BEVERAGE	1.2%
Diageo PLC[b]		79,155	2,843,533

CONSUMER, CYCLICAL—HOTELS, RESTAURANTS & LEISURE	1.0%
Compass Group PLC[b]		104,424	2,230,514

ELECTRIC—REGULATED ELECTRIC	0.3%
National Grid PLC		61,715	682,863

FINANCIAL	3.2%
BANKS	1.4%
Barclays PLC[b]		797,124	1,988,289
Lloyds Banking Group PLC		1,327,154	1,104,328

			3,092,617

DIVERSIFIED FINANCIAL SERVICES	0.9%
London Stock Exchange Group PLC		36,249	2,138,910

INSURANCE	0.9%
Beazley PLC[b]		276,507	2,138,433

TOTAL FINANCIAL			7,369,960

MATERIALS—CONTAINERS & PACKAGING	1.1%
DS Smith PLC[b]		365,000	2,510,667

REAL ESTATE	0.8%
DIVERSIFIED	0.1%
LondonMetric Property PLC		72,273	176,457

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

		Number of Shares	Value
HEALTH CARE	0.1%
Assura PLC		414,124	$314,807

INDUSTRIALS	0.2%
Segro PLC		48,276	426,490

OFFICE	0.2%
Derwent London PLC		6,636	272,019
Workspace Group PLC		9,635	137,331

			409,350

RESIDENTIAL	0.1%
UNITE Group PLC		20,978	238,374

SELF STORAGE	0.1%
Big Yellow Group PLC		16,388	206,224
Safestore Holdings PLC		22,378	162,286

			368,510

TOTAL REAL ESTATE			1,933,988

WATER	0.3%
United Utilities Group PLC		72,903	734,303

TOTAL UNITED KINGDOM			18,305,828

UNITED STATES	66.8%
COMMUNICATIONS—TOWERS	1.9%
American Tower Corp.[d]		15,330	2,210,126
Crown Castle International Corp.[d]		19,547	2,107,558

			4,317,684

CONSUMER DISCRETIONARY	1.8%
INTERNET & CATALOG RETAIL	0.8%
Amazon.com[a,b,d]		1,021	1,735,496

MULTILINE RETAIL	1.0%
Dollar General Corp.[d]		24,151	2,381,288

TOTAL CONSUMER DISCRETIONARY			4,116,784

CONSUMER—CYCLICAL	4.1%
RESTAURANT	1.0%
Starbucks Corp.[d]		46,522	2,272,600

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

		Number of Shares	Value
SPECIALTY RETAIL	3.1%
Lowe’s Cos.[b]		41,089	$3,926,876
TJX Cos./The[b]		35,165	3,347,004

			7,273,880

TOTAL CONSUMER—CYCLICAL			9,546,480

CONSUMER—NON-CYCLICAL—COSMETICS/PERSONAL CARE	2.0%
Colgate-Palmolive Co.[b]		71,087	4,607,149

ELECTRIC	1.5%
INTEGRATED ELECTRIC	0.4%
Evergy		6,420	360,483
FirstEnergy Corp.		9,097	326,673
NextEra Energy[d]		1,716	286,624

			973,780

REGULATED ELECTRIC	1.1%
Alliant Energy Corp.[b]		7,122	301,403
Edison International[d]		14,436	913,365
PG&E Corp.[d]		16,696	710,582
WEC Energy Group[d]		3,292	212,828
Xcel Energy[d]		6,763	308,934

			2,447,112

TOTAL ELECTRIC			3,420,892

ENERGY—OIL & GAS	3.9%
Anadarko Petroleum Corp.[b]		15,307	1,121,238
Cimarex Energy Co.[d]		23,189	2,359,249
EOG Resources[d]		11,588	1,441,895
Exxon Mobil Corp.[b]		50,589	4,185,228

			9,107,610

FINANCIAL	7.9%
BANKS	2.7%
Bank of America Corp.[b]		164,614	4,640,469
Zions Bancorporation[d]		30,740	1,619,690

			6,260,159

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

		Number of Shares	Value
DIVERSIFIED FINANCIAL SERVICES	3.2%
Ameriprise Financial[b]		18,602	$2,602,048
JPMorgan Chase & Co.[b]		26,031	2,712,430
Morgan Stanley[b]		44,319	2,100,721

			7,415,199

INSURANCE	2.0%
American International Group[b,d]		39,939	2,117,566
Assurant[b]		23,632	2,445,675

			4,563,241

TOTAL FINANCIAL			18,238,599

GAS DISTRIBUTION	0.6%
Atmos Energy Corp.[b]		6,461	582,394
Southwest Gas Holdings[d]		9,628	734,328

			1,316,722

HEALTH CARE	7.7%
BIOTECHNOLOGY	1.4%
Biogen[a,b]		10,941	3,175,516

HEALTH CARE EQUIPMENT & SUPPLIES	1.8%
Abbott Laboratories[b,d]		34,302	2,092,079
Teleflex[d]		7,724	2,071,654

			4,163,733

HEALTH CARE PRODUCTS	0.9%
Thermo Fisher Scientific[d]		9,840	2,038,258

HEALTH CARE PROVIDERS & SERVICES	2.6%
Aetna[b]		12,589	2,310,082
AmerisourceBergen Corp.[d]		15,460	1,318,274
Universal Health Services, Class Bd		22,460	2,502,942

			6,131,298

PHARMACEUTICALS	1.0%
Merck & Co.[d]		37,855	2,297,798

TOTAL HEALTH CARE			17,806,603

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

		Number of Shares	Value
INDUSTRIALS	4.1%
AEROSPACE & DEFENSE	0.6%
General Dynamics Corp.[d]		7,312	$1,363,030

			1,363,030

AIR FREIGHT & COURIERS	1.6%
United Parcel Service, Class Bd		19,517	2,073,291
FedEx Corp.[b]		7,245	1,645,049

			3,718,340

DIVERSIFIED MANUFACTURING	1.2%
Caterpillar[b,d]		19,401	2,632,134

			2,632,134

MACHINERY	0.7%
Snap-on		10,328	1,659,916

TOTAL INDUSTRIALS			9,373,420

INFORMATION TECHNOLOGY	6.8%
INTERNET SOFTWARE & SERVICES	4.0%
Facebook, Class Aa,b		47,956	9,318,810

IT CONSULTING & SERVICES	1.2%
DXC Technology Co.[b]		34,783	2,803,858

SOFTWARE	1.6%
Activision Blizzard[b]		47,217	3,603,601

TOTAL INFORMATION TECHNOLOGY			15,726,269

MATERIALS—CHEMICALS	2.5%
Air Products & Chemicals[b]		16,556	2,578,266
DowDuPont[d]		24,100	1,588,672
Ecolab		11,524	1,617,163

			5,784,101

PIPELINES	2.5%
PIPELINES—C-CORP	2.3%
Antero Midstream GP LP		30,086	567,422
Cheniere Energy[a,d]		18,164	1,184,111
Kinder Morgan[d]		89,559	1,582,508
ONEOK[d]		21,346	1,490,591
Williams Cos. (The)		13,527	366,717

			5,191,349

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

		Number of Shares	Value
PIPELINES—MLP	0.2%
MPLX LPd		15,153	$517,323

TOTAL PIPELINES			5,708,672

RAILWAYS	0.3%
Union Pacific Corp.[d]		4,400	623,392

REAL ESTATE	6.3%
DATA CENTERS	0.6%
CyrusOne[d]		3,713	216,691
Digital Realty Trust[d]		6,904	770,348
Equinix[d]		763	328,006

			1,315,045

DIVERSIFIED	0.2%
VEREIT[d]		54,952	408,843

HEALTH CARE	0.5%
Sabra Health Care REIT		17,439	378,949
Welltower		12,208	765,320

			1,144,269

HOTEL	0.6%
Hilton Worldwide Holdings[d]		4,078	322,815
Host Hotels & Resorts[d]		36,062	759,826
Sunstone Hotel Investors[d]		15,769	262,081

			1,344,722

INDUSTRIALS	0.4%
Prologis[d]		13,552	890,231

NET LEASE	0.2%
Agree Realty Corp.		2,950	155,672
VICI Properties[d]		11,682	241,116

			396,788

OFFICE	0.7%
Corporate Office Properties Trust[d]		7,175	208,003
Cousins Properties		28,736	278,452
Douglas Emmett		8,442	339,200
Empire State Realty Trust, Class Ad		9,404	160,808
Kilroy Realty Corp.[d]		8,664	655,345

			1,641,808

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

		Number of Shares	Value
RESIDENTIAL	1.5%
APARTMENT	0.8%
Apartment Investment & Management Co., Class A		10,407	$440,216
Essex Property Trust[d]		3,141	750,919
UDR[d]		19,814	743,817

			1,934,952

MANUFACTURED HOME	0.4%
Equity Lifestyle Properties[d]		4,451	409,047
Sun Communities[d]		5,808	568,487

			977,534

SINGLE FAMILY	0.3%
Invitation Homes[d]		26,594	613,258

TOTAL RESIDENTIAL			3,525,744

SELF STORAGE	0.5%
Extra Space Storage[d]		10,580	1,055,990
Life Storage[d]		2,272	221,088

			1,277,078

SHOPPING CENTERS	1.1%
COMMUNITY CENTER	0.5%
Brixmor Property Group		12,304	214,459
DDR Corp.		10,100	180,790
Regency Centers Corp.[d]		5,126	318,222
Weingarten Realty Investors[d]		17,178	529,254

			1,242,725

FREE STANDING	0.3%
Realty Income Corp.[d]		14,990	806,312

REGIONAL MALL	0.3%
Simon Property Group[d]		3,597	612,173
Taubman Centers		497	29,204

			641,377

TOTAL SHOPPING CENTERS			2,690,414

TOTAL REAL ESTATE			14,634,942

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

		Number of Shares	Value
TECHNOLOGY	12.5%
COMPUTERS	2.1%
Apple[b]		12,593	$2,331,090
International Business Machines Corp.[b,d]		18,543	2,590,457

			4,921,547

INTERNET SERVICE PROVIDER	3.7%
Alphabet, Class Aa,b		7,518	8,489,250

SERVICES	2.6%
Visa, Class Ab,d		44,978	5,957,336

SOFTWARE	3.0%
Microsoft Corp.[b]		71,052	7,006,438

TELECOMMUNICATION EQUIPMENT	1.1%
QUALCOMM[b,d]		44,812	2,514,850

TOTAL TECHNOLOGY			28,889,421

WATER	0.4%
American Water Works Co.[b,d]		10,021	855,593

TOTAL UNITED STATES			154,074,333

TOTAL COMMON STOCK (Identified cost—$250,795,112)			272,863,591

CLOSED-END FUNDS	1.2%
CANADA	0.1%
COMMODITIES
Sprott Physical Gold and Silver Trust (USD)[a]		14,700	184,191

UNITED KINGDOM	0.0%
EMERGING MARKETS EQUITY
Templeton Emerging Markets Investment Trust PLC		5,400	49,958

UNITED STATES	1.1%
COVERED CALL	0.2%
Eaton Vance Tax-Managed Buy-Write Opportunities Fund[d]		6,249	96,547
Eaton Vance Tax-Managed Diversified Equity Income Fund		5,213	63,129
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund[d]		6,583	77,679
Eaton Vance Tax-Managed Global Diversified Equity Income Fund[d]		15,755	146,522

			383,877

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

		Number of Shares	Value
EMERGING MARKETS EQUITY	0.0%
Templeton Emerging Markets Fund[d]		5,801	$85,333

EQUITY TAX—ADVANTAGED	0.2%
Eaton Vance Tax-Advantaged Dividend Income Fund[d]		5,584	128,544
Eaton Vance Tax-Advantaged Global Dividend Income Fund[d]		3,643	61,931
Gabelli Dividend & Income Trust[d]		5,118	115,462
John Hancock Tax-Advantaged Dividend Income Fund[d]		3,579	83,641

			389,578

MASTER LIMITED PARTNERSHIPS	0.2%
First Trust Energy Income and Growth Fund[d]		8,044	184,690
Kayne Anderson MLP Investment Company[a]		6,716	126,530
Neuberger Berman MLP Income Fund		8,300	72,791
Tortoise Energy Infrastructure Corp.		2,500	66,725

			450,736

MULTI-SECTOR	0.3%
PIMCO Dynamic Credit Income Fund[d]		7,135	168,172
PIMCO Dynamic Income Fund[d]		4,750	151,383
PIMCO High Income Fund		11,400	95,190
PIMCO Income Opportunity Fund[d]		4,924	134,474
PIMCO Income Strategy Fund II		12,625	132,184

			681,403

MUNICIPAL	0.0%
Nuveen Municipal Credit Income Fund[d]		7,600	108,908

REAL ESTATE	0.0%
Neuberger Berman Real Estate Securities Income Fund		12,900	66,306

U.S. GENERAL EQUITY	0.1%
Gabelli Equity Trust[d]		18,337	114,789

U.S. HYBRID (GROWTH & INCOME)	0.0%
Guggenheim Strategic Opportunities Fund		3,400	74,630

UTILITY	0.1%
Reaves Utility Income Fund[d]		4,500	130,095

TOTAL UNITED STATES			2,485,655

TOTAL CLOSED-END FUNDS (Identified cost—$2,629,914)			2,719,804

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

		Number of Shares	Value
EXCHANGE-TRADED FUNDS—UNITED STATES	0.3%
CONSUMER DISCRETIONARY	0.0%
Consumer Discretionary Select Sector SPDR ETF		900	$98,370

EMERGING MARKETS EQUITY	0.1%
iShares MSCI Emerging Markets ETF		2,300	99,659

FINANCIAL	0.1%
Financial Select Sector SPDR Fund		6,162	163,847

U.S. EQUITY	0.1%
SPDR S&P 500 ETF Trust		600	162,768
Vanguard S&P 500 ETF Trust		300	74,853

			237,621

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$596,589)			599,497

PREFERRED SECURITIES—$25 PAR VALUE	2.2%
BERMUDA	0.0%
INSURANCE—PROPERTY CASUALTY
Enstar Group Ltd., 7.00% to 9/1/28, Series D (USD)[e,f]		4,000	101,700

CANADA	0.2%
PIPELINES
Enbridge, 6.375% to 4/15/23, due 4/15/78, Series B (USD)[e]		15,000	377,700

UNITED STATES	2.0%
BANKS	0.8%
Bank of America Corp., 6.00%, Series GGf		14,800	386,576
Bank of America Corp., 6.50%, Series Yf		15,000	394,950
Citigroup, 6.875% to 11/15/23, Series Ke,f		20,039	550,271
Wells Fargo & Co., 6.00% to 9/15/19, Series Tf		15,000	387,300

			1,719,097

ELECTRIC—INTEGRATED ELECTRIC	0.3%
Integrys Holdings, 6.00% to 8/1/23, due 8/1/73[e]		25,750	679,156

INSURANCE	0.5%
LIFE/HEALTH INSURANCE	0.4%
MetLife, 5.625%, Series Ef		19,997	508,924
Unum Group, 6.25% to 6/15/23, due 6/15/58		18,000	448,920

			957,844

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

		Number of Shares	Value
MULTI-LINE	0.1%
WR Berkley Corp., 5.70% to 3/30/23, due 3/30/58		5,000	$123,400
WR Berkley Corp., 5.75% to 6/1/21, due 6/1/56		5,000	123,750

			247,150

TOTAL INSURANCE			1,204,994

REAL ESTATE—DIVERSIFIED	0.4%
VEREIT, 6.70%, Series Ff		28,479	715,392
Wells Fargo Real Estate Investment Corp., 6.375% to 12/11/19, Series Af		7,875	203,963

			919,355

TOTAL UNITED STATES			4,522,602

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$4,904,029)			5,002,002

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	4.9%
AUSTRALIA	0.8%
INSURANCE
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (USD)[e,g]		$1,755,000	1,803,263

FRANCE	0.6%
BANKS
Credit Agricole SA, 8.125% to 12/23/25, 144A (USD)[c,e,f,h]		400,000	424,500
BNP Paribas SA, 7.625% to 3/30/21, 144A (USD)[c,e,f,h]		600,000	627,750
Societe Generale SA, 7.875% to 12/18/23, 144A (USD)[c,e,f,h]		400,000	410,000

TOTAL FRANCE			1,462,250

SWEDEN	0.2%
BANKS
Skandinaviska Enskilda Banken AB, 5.75% to 5/13/20, Series EMTN (USD)[e,f,g,h]		600,000	595,511

SWITZERLAND	0.7%
BANKS	0.3%
UBS Group AG, 7.125% to 8/10/21 (USD)[e,f,g,h]		600,000	619,270

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

		Principal Amount	Value
INSURANCE—REINSURANCE	0.4%
Aquarius + Investments PLC, 8.25% to 9/1/18, Series EMTN (USD)[e,f,g,h]		$910,000	$915,544

TOTAL SWITZERLAND			1,534,814

UNITED KINGDOM	0.4%
BANKS
Barclays PLC, 7.875% to 3/15/22 (USD)[e,f,g,h]		400,000	414,267
HSBC Holdings PLC, 6.875% to 6/1/21 (USD)[e,f,h]		600,000	621,750

			1,036,017

UNITED STATES	2.2%
BANKS	1.0%
Bank of America Corp., 6.50% to 10/23/24, Series Ze,f		737,000	783,984
Citigroup, 6.125% to 11/15/20, Series Re,f		700,000	731,500
Wells Fargo & Co., 5.875% to 6/15/25, Series Ue,f		700,000	722,750

			2,238,234

ELECTRIC—REGULATED ELECTRIC	0.2%
Southern Co./The, 5.50% to 3/15/22, due 3/15/57, Series Be		400,000	412,340

INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.1%
General Electric Co., 5.00% to 1/21/21, Series De,f		329,000	324,476

INSURANCE	0.7%
LIFE/HEALTH INSURANCE	0.7%
Prudential Financial, 5.625% to 6/15/23, due 6/15/43[e]		1,000,000	1,032,500
Voya Financial, 5.65% to 5/15/23, due 5/15/53[e]		500,000	503,750

			1,536,250

PROPERTY CASUALTY	0.0%
Assurant, 7.00% to 3/27/28, due 3/27/48[e]		100,000	101,261

TOTAL INSURANCE			1,637,511

UTILITIES—MULTI-UTILITIES	0.2%
NiSource, 5.650% to 6/15/23, 144Ac,e,f		400,000	397,500

TOTAL UNITED STATES			5,010,061

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$11,377,224)			11,441,916

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

		Number of Shares	Value
SHORT-TERM INVESTMENTS	2.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.74%[i]		6,512,760	$6,512,760

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$6,512,760)			6,512,760

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$276,815,628)	129.7%		299,139,570
WRITTEN OPTION CONTRACTS	(0.2)		(448,512)
LIABILITIES IN EXCESS OF OTHER ASSETS	(29.5)		(67,981,716)

NET ASSETS (Equivalent to $9.97 per share based on 23,142,068 shares of common stock outstanding)	100.0%		$230,709,342

Exchange-Traded Option Contracts

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount[j]	Premiums Received	Value
Call – S&P 500 Index	$2,775.00	7/20/18	(504)	$(137,005,848)	$(1,530,039)	$(379,512)
Call – S&P 500 Index	2,785.00	7/20/18	(100)	(27,183,700)	(252,896)	(69,000)

				$164,189,548	$(1,782,935)	$(448,512)

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
GBP	Great British Pound
HKD	Hong Kong Dollar
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

[a]	Non-income producing security.
[b]	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $137,812,252 in aggregate has been pledged as collateral.
[c]

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $7,583,837 or 3.3% of the net assets of the Fund, of which 0.0% are illiquid.

[d]	All or a portion of the security is pledged in connection with written option contracts. $29,519,171 in aggregate has been pledged as collateral.
[e]	Security converts to floating rate after the indicated fixed-rate coupon period.
[f]	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
[g]

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $4,347,855 or 1.9% of the net assets of the Fund, of which 0.0% are illiquid.

[h]

Contingent Capital security (CoCo). CoCos are preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $4,628,592 which represents 2.0% of the net assets of the Fund (1.5% of the managed assets of the Fund).

[i]	Rate quoted represents the annualized seven-day yield of the fund.
[j]	Amount represents number of contracts multiplied by notional contract size multiplied by the underlying price.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

Sector Summary	% of Managed Assets
Financial (Common)	14.0
Technology (Common)	10.7
Real Estate (Common)	10.6
Health Care (Common)	9.0
Information Technology (Common)	7.4
Industrials (Common)	6.6
Energy (Common)	4.3
Other	3.6
Pipelines (Common)	3.5
Consumer—Cyclical (Common)	3.2
Materials (Common)	3.2
Consumer Staples (Common)	3.1
Consumer Discretionary (Common)	3.0
Consumer—Non-Cyclical (Common)	2.8
Banks (Preferred)	2.6
Communications (Common)	1.9
Insurance (Preferred)	1.9
Electric (Common)	1.9
Toll Roads (Common)	1.1
Telecommunication Services (Common)	1.0
Railways (Common)	1.0
Closed-End Funds	0.9
Consumer, Cyclical (Common)	0.8
Gas Distribution (Common)	0.7
Water (Common)	0.6
Airports (Common)	0.6

100.0

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$276,815,628)	$299,139,570
Foreign currency, at value (Identified cost—$232,328)	232,037
Receivable for:
Dividends and interest	801,376
Investment securities sold	153,589
Other assets	14,271

Total Assets	300,340,843

LIABILITIES:
Written option contracts, at value (Premiums received—$1,782,935)	448,512
Payable for:
Revolving credit agreement	68,300,000
Investment securities purchased	272,397
Investment management fees	248,239
Interest expense	150,612
Dividends declared	82,025
Administration fees	19,859
Directors’ fees	83
Other liabilities	109,774

Total Liabilities	69,631,501

NET ASSETS	$230,709,342

NET ASSETS consist of:
Paid-in capital	$208,901,213
Dividends in excess of net investment income	(9,246,581)
Accumulated undistributed net realized gain	7,397,259
Net unrealized appreciation	23,657,451

$230,709,342

NET ASSET VALUE PER SHARE:
($230,709,342 ÷ 23,142,068 shares outstanding)	$9.97

MARKET PRICE PER SHARE	$9.50

MARKET PRICE PREMIUM (DISCOUNT) TO NET ASSET VALUE PER SHARE	(4.71)%

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

Investment Income:
Dividend income (net of $230,108 of foreign withholding tax)	$3,662,083
Interest income	403,254

Total Investment Income	4,065,337

Expenses:
Investment management fees	1,518,297
Interest expense	830,529
Administration fees	143,520
Professional fees	50,483
Custodian fees and expenses	33,621
Shareholder reporting expenses	25,333
Transfer agent fees and expenses	10,057
Directors’ fees and expenses	7,943
Line of credit fees	1,282
Miscellaneous	46,865

Total Expenses	2,667,930

Net Investment Income (Loss)	1,397,407

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	17,650,373
Written option contracts	(2,640,399)
Foreign currency transactions	(6,294)

Net realized gain (loss)	15,003,680

Net change in unrealized appreciation (depreciation) on:
Investments in securities	(25,768,723)
Written option contracts	882,149
Foreign currency translations	(6,593)

Net change in unrealized appreciation (depreciation)	(24,893,167)

Net Realized and Unrealized Gain (Loss)	(9,889,487)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,492,080)

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
Change in Net Assets:
From Operations:
Net investment income (loss)	$1,397,407	$2,855,790
Net realized gain (loss)	15,003,680	28,356,826
Net change in unrealized appreciation (depreciation)	(24,893,167)	10,145,842

Net increase (decrease) in net assets resulting from operations	(8,492,080)	41,358,458

Dividends to Shareholders from Net Investment Income	(9,580,816)	(19,161,632)

Total increase (decrease) in net assets	(18,072,896)	22,196,826
Net Assets:
Beginning of period	248,782,238	226,585,412

End of period[a]	$230,709,342	$248,782,238

[a]	Includes dividends in excess of net investment income of $9,246,581 and $1,063,172, respectively.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2018 (Unaudited)

Increase (Decrease) in Cash:
Cash Flows from Operating Activities:
Net increase (decrease) in net assets resulting from operations	$(8,492,080)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term investments	(155,979,868)
Proceeds from sales and maturities of long-term investments	172,042,353
Net purchases, sales and maturities of short-term investments	(5,114,558)
Net amortization of premium on investments in securities	35,404
Net decrease in dividends and interest receivable and other assets	27,872
Net decrease in interest expense payable, accrued expenses and other liabilities	(32,355)
Increase in premiums received from written option contracts	37,161
Net change in unrealized appreciation on written option contracts	(882,149)
Net change in unrealized depreciation on investments in securities	25,768,723
Net realized gain on investments in securities	(17,650,373)

Cash provided by operating activities	9,760,130

Cash Flows from Financing Activities:
Dividends paid	(9,586,473)

Increase (decrease) in cash	173,657
Cash at beginning of period (including foreign currency)	58,380

Cash at end of period (including foreign currency)	$232,037

Supplemental Disclosure of Cash Flow Information:

During the six months ended June 30, 2018, interest paid was $805,411.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	For the Six Months Ended June 30, 2018	For the Year Ended December 31,
Per Share Operating Performance:		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.75	$9.79	$10.32	$11.67	$12.31	$11.33

Income (loss) from investment operations:
Net investment income (loss)[a]	0.06	0.12	0.18	0.17	0.22	0.21
Net realized and unrealized gain (loss)	(0.43)	1.67	0.21	(0.40)	0.26	1.89 [b]

Total from investment operations	(0.37)	1.79	0.39	(0.23)	0.48	2.10

Less dividends and distributions to shareholders from:
Net investment income	(0.41)	(0.83)	(0.21)	(0.97)	(0.94)	(0.70)
Return of capital	—	—	(0.71)	(0.15)	(0.18)	(0.42)

Total dividends and distributions to shareholders	(0.41)	(0.83)	(0.92)	(1.12)	(1.12)	(1.12)

Anti-dilutive effect from the issuance of reinvested shares	—	—	—	0.00 [c]	0.00 [c]	—

Net increase (decrease) in net asset value	(0.78)	0.96	(0.53)	(1.35)	(0.64)	0.98

Net asset value, end of period	$9.97	$10.75	$9.79	$10.32	$11.67	$12.31

Market value, end of period	$9.50	$9.88	$8.53	$9.46	$11.74	$11.34

Total net asset value return[d]	–3.13%[e]	19.70%	5.26%	–1.70%	3.81%	20.09%

Total market value return[d]	0.43%[e]	26.26%	0.05%	–10.43%	13.36%	21.46%

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2018	For the Year Ended December 31,
		2017	2016	2015	2014	2013
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$230.7	$248.8	$226.6	$238.8	$269.6	$283.5

Ratios to average daily net assets:
Expenses[f]	2.26%[g]	2.09%	1.98%	1.79%	1.72%	1.81%

Expenses (excluding interest expense)[f]	1.56%[g]	1.56%	1.60%	1.54%	1.50%	1.57%

Net investment income (loss)[f]	1.18%[g]	1.19%	1.82%	1.48%	1.75%	1.78%

Ratio of expenses to average daily managed assets[f,h]	1.76%[g]	1.62%	1.51%	1.42%	1.38%	1.44%

Portfolio turnover rate	51%[e]	69%	78%	77%	77%	81%

Revolving Credit Agreement
Asset coverage ratio for revolving credit agreement	438%	464%	432%	442%	486%	506%

Asset coverage per $1,000 for revolving credit agreement	$4,378	$4,642	$4,318	$4,421	$4,862	$5,062

[a]	Calculation based on average shares outstanding.
[b]

Includes gains resulting from class action litigation payments on securities owned in prior years. Without these gains, the net realized and unrealized gains (losses) on investments per share would have been $1.88 and the total return on a NAV basis would have been 20.05%.

[c]	Amount is less than $0.005.
[d]

Total net asset value return measures the change in net asset value per share over the period indicated. Total market value return is computed based upon the Fund’s market price per share and excludes the effects of brokerage commissions. Dividends and distributions are assumed, for purposes of these calculations, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

[e]	Not annualized.
[f]	Does not include expenses incurred by the closed-end funds and exchange-traded funds in which the Fund invests.
[g]	Annualized.
[h]	Average daily managed assets represent net assets plus the outstanding balance of the revolving credit agreement.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Global Income Builder, Inc. (the Fund) was incorporated under the laws of the State of Maryland on April 10, 2007 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified closed-end management investment company. The Fund’s investment objective is total return with an emphasis on high current income.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 investments as of June 30, 2018.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$272,863,591	$272,863,591	$—	$—
Closed End Funds	2,719,804	2,719,804	—	—
Exchange–Traded Funds	599,497	599,497	—	—
Preferred Securities—$25 Par Value:				—
Bermuda	101,700	—	101,700	—
United States	4,522,602	3,394,526	1,128,076	—
Other Countries	377,700	377,700	—	—
Preferred Securities—Capital Securities	11,441,916	—	11,441,916	—
Short-Term Investments	6,512,760	—	6,512,760	—

Total Investments in Securities[a]	$299,139,570	$279,955,118	$19,184,452	$—

Written Option Contracts	$(448,512)	$(448,512)	$—	—

Total Derivative Liabilities[a]	$(448,512)	$(448,512)	$—	$—

[a]	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from U.S. REITs, Exchange-Traded Funds (ETFs) and Closed-End Funds (CEFs) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs, ETFs, CEFs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs, ETFs and CEFs and actual amounts may differ from the estimated amounts. Distributions from Master Limited Partnerships (MLPs) are recorded as income and return of capital based on information reported by the MLPs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the MLPs and actual amounts may differ from the estimated amounts.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency exchange contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Forward Foreign Currency Exchange Contracts: The Fund may enter into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked-to-market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts. At June 30, 2018, the Fund did not have any forward foreign currency exchange contracts outstanding.

Dividends and Distributions to Shareholders: The Fund makes regular distributions pursuant to the Policy. Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared quarterly and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund in accordance with the Fund’s Reinvestment Plan, unless the shareholder has elected to have them paid in cash.

Dividends from net investment income are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2018, the investment advisor considers it likely that a significant portion of the dividends will be reclassified to distributions from return of capital

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

upon the final determination of the Fund’s taxable net income after December 31, 2018, the Fund’s fiscal year end.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of June 30, 2018, no additional provisions for income tax are required in the Fund’s financial statements. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Management Fees, Administration Fees and Other Transactions with Affiliates

Investment Management Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s investment manager pursuant to an investment management agreement (the investment management agreement). Under the terms of the investment management agreement, the investment manager provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment manager receives a fee, accrued daily and paid monthly, at the annual rate of 1.00% of the average daily managed assets of the Fund. Managed assets are equal to the net assets plus the amount of any borrowings, used for leverage, outstanding.

Under subadvisory agreements between the investment manager and each of Cohen & Steers Asia Limited and Cohen & Steers UK Limited (collectively, the subadvisors), affiliates of the investment manager, the subadvisors are responsible for managing the Fund’s investments in certain non-U.S. real estate securities. For their services provided under the subadvisory agreements, the investment manager (not the Fund) pays the subadvisors. The investment manager allocates 50% of the investment management fee received from the Fund among itself and each subadvisor based on the portion of the Fund’s average daily managed assets managed by the investment manager and each subadvisor.

Administration Fees: The Fund has entered into an administration agreement with the investment manager under which the investment manager performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.08% of the average daily managed assets of the Fund. For the six months ended June 30, 2018, the Fund incurred $121,464 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Directors’ and Officers’ Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment manager. The Fund does not pay compensation to directors and

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

officers affiliated with the investment manager except for the Chief Compliance Officer, who received compensation from the investment manager, which was reimbursed by the Fund, in the amount of $1,789 for the six months ended June 30, 2018.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for six months ended June 30, 2018, totaled $156,104,858 and $171,920,817, respectively.

Note 4. Derivative Investments

The following tables present the value of derivatives held at June 30, 2018 and the effect of derivatives held during the six months ended June 30, 2018, along with the respective location in the financial statements.

Statement of Assets and Liabilities

	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Equity Risk:
Written Option Contracts— Exchange-Traded[a]	—	$—	Written Option Contracts	$448,512

[a]	Not subject to a master netting agreement or another similar arrangement.

Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Equity Risk:
Written Option Contracts— Exchange-Traded	Net Realized and Unrealized Gain (Loss)	$(2,640,399)	$882,149

The following summarizes the volume of the Fund’s written option contracts activity for the six months ended June 30, 2018:

Written Option Contracts[a]
Average Notional Amount	$172,218,836
Ending Notional Amount	164,189,548

[a]	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 5. Income Tax Information

As of June 30, 2018, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$276,815,628

Gross unrealized appreciation on investments	$32,080,299
Gross unrealized depreciation on investments	(8,421,934)

Net unrealized appreciation (depreciation) on investments	$23,658,365

As of December 31, 2017, the Fund had a net capital loss carryforward of $6,560,637, which may be used to offset future capital gains. These losses are comprised of short-term capital loss carryovers which will expire on December 31, 2018.

Note 6. Capital Stock

The Fund is authorized to issue 250 million shares of common stock at a par value of $0.001 per share.

During the six months ended June 30, 2018 and the year ended December 31, 2017, the Fund did not issue shares of common stock for the reinvestment of dividends.

On December 5, 2017, the Board of Directors approved the continuation of the delegation of its authority to management to effect repurchases, pursuant to management’s discretion and subject to market conditions and investment considerations, of up to 10% of the Fund’s common shares outstanding (Share Repurchase Program) from January 1, 2018, through the fiscal year ended December 31, 2018.

During the six months ended June 30, 2018 and the year ended December 31, 2017, the Fund did not effect any repurchases.

Note 7. Borrowings

The Fund entered into a $70,000,000 secured, committed revolving credit agreement (credit agreement) with State Street Bank and Trust Company (State Street). The credit agreement has a 360 day rolling term that resets daily. The Fund pays a monthly financing charge which is calculated based on a LIBOR based or Federal Funds based rate. The Fund also pays a 0.15% per annum fee based on the unused portion of the credit agreement. The Fund is required to segregate portfolio securities as collateral in an amount up to two times the loan balance outstanding (or more depending on the terms of the credit agreement) and has granted a security interest in the securities segregated to, and in favor of, State Street as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, necessitating the sale of portfolio securities at potentially inopportune times.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

As of June 30, 2018, the Fund had outstanding borrowings of $68,300,000 at a current rate of 2.7%. During the six months ended June 30, 2018, the Fund borrowed an average daily balance of $68,300,000 at a weighted average borrowing cost of 2.4%.

Note 8. Other Risks

Common Stock Risk: While common stock has historically generated higher average returns than fixed income securities over the long-term, common stock has also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. The value of common stocks and other equity securities will fluctuate in response to developments concerning the company, political and regulatory circumstances, the stock market, and the economy. In the short term, stock prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, stocks of large companies can react differently than stocks of smaller companies, and value stocks, that is stocks of companies that are undervalued by various measures and have potential for long-term capital appreciation, can react differently from growth stocks. These developments can affect a single company, all companies within the same industry, economic sector or geographic region, or the stock market as a whole.

Foreign (Non-U.S.) and Emerging Market Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation, trade sanctions or embargoes or the imposition of restrictions on foreign investment, the lack of hedging instruments, and repatriation of capital invested. The securities and real estate markets of some emerging market countries have in the past experienced substantial market disruptions and may do so in the future.

Foreign Currency and Currency Hedging Risk: Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various instruments that are designed to hedge the Fund’s foreign currency risks.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

If the Fund were to utilize derivatives for the purpose of hedging foreign currency risks, it would be subject to risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, OTC trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

Preferred Securities Risk: Preferred securities are subject to credit risk, which is the risk that a security will decline in price, or the issuer of the security will fail to make dividend, interest or principal payments when due, because the issuer experiences a decline in its financial status. Preferred securities are also subject to interest rate risk and may decline in value because of changes in market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case in an environment of low interest rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In addition, an issuer may be permitted to defer or omit distributions. Preferred securities are also generally subordinated to bonds and other debt instruments in a company’s capital structure. During periods of declining interest rates, an issuer may be able to exercise an option to redeem (call) its issue at par earlier than scheduled, and the Fund may be forced to reinvest in lower yielding securities. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. Certain preferred securities may give the issuers special redemption rights allowing the securities to be redeemed prior to a specified date if certain events occur, such as changes to tax or securities laws.

Real Estate Market Risk: The Fund may invest significantly in companies engaged in the real estate industry and may be susceptible to adverse economic or regulatory occurrences affecting that sector. Risks of investing in real estate securities include falling property values due to increasing vacancies, declining rents resulting from economic, legal, tax, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and market recessions. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The risks of investing in REITs are similar to those associated with direct investments in real estate securities.

Infrastructure Companies Risk: Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to high interest costs in connection with capital construction and improvement programs; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; inexperience with and

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

potential losses resulting from a developing deregulatory environment; costs associated with compliance with and changes in environmental and other regulations; regulation by various government authorities; government regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; technological innovations that may render existing plants, equipment or products obsolete; and general changes in market sentiment towards infrastructure and utilities assets.

Options Risk: Gains on options transactions depend on the investment manager’s ability to predict correctly the direction of stock prices, indexes, interest rates, and other economic factors, and unanticipated changes may cause poorer overall performance for the Fund than if it had not engaged in such transactions. A rise in the value of the security or index underlying a call option written by the Fund exposes the Fund to possible loss or loss of opportunity to realize appreciation in the value of any portfolio securities underlying or otherwise related to the call option. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position, and for certain options not traded on an exchange no market usually exists. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or an options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange.

Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, that Fund may experience losses in some cases as a result of such inability, may not be able to close its position and, in such an event would be unable to control its losses.

Leverage Risk: The use of leverage is a speculative technique and there are special risks and costs associated with leverage. The net asset value of the Fund’s shares may be reduced by the issuance and ongoing costs of leverage. So long as the Fund is able to invest in securities that produce an investment yield that is greater than the total cost of leverage, the leverage strategy will produce higher current net investment income for the shareholders. On the other hand, to the extent that the total cost of leverage exceeds the incremental income gained from employing such leverage, shareholders would realize lower net investment income. In addition to the impact on net income, the use of leverage will have an effect of magnifying capital appreciation or depreciation for shareholders. Specifically, in an up market, leverage will typically generate greater capital appreciation than if the Fund were not employing leverage. Conversely, in down markets, the use of leverage will generally result in greater capital depreciation than if the Fund had been unlevered. To the extent that the Fund is required or elects to reduce its leverage, the Fund may need to liquidate investments, including under adverse economic conditions which may result in capital losses potentially reducing returns to shareholders. The use of leverage also results in the investment management fees payable to the investment manager being higher than if the Fund did not use leverage and can increase operating costs, which may reduce total return. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

Geopolitical Risk: Occurrence of global events similar to those in recent years, such as war, terrorist attacks, natural or environmental disasters, country instability, infectious disease epidemics,

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments. The decision of the United Kingdom (UK) to exit from the European Union following the June 2016 vote on the matter (referred to as Brexit) may cause uncertainty and thus adversely impact financial results of the Fund and the global financial markets. Growing tensions, including trade disputes, between the United States and other nations, or among foreign powers, and possible diplomatic, trade or other sanctions could adversely impact the global economy, financial markets and the Fund. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

Regulatory Risk: The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the mutual fund industry in general. The U.S. Securities and Exchange Commission’s (SEC) final rules and amendments to modernize reporting and disclosure along with other potential upcoming regulations, could, among other things, restrict the Fund’s ability to engage in transactions, impact flows into the Fund and/or increase overall expenses of the Fund. In addition, the SEC, Congress, various exchanges and regulatory and self-regulatory authorities, both domestic and foreign, have undertaken reviews of the use of derivatives by registered investment companies, which could affect the nature and extent of derivatives used by the Fund. While the full extent of these regulations is still unclear, these regulations and actions may adversely affect the instruments in which the Fund invests and its ability to execute its investment strategy. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

U.S. Tax Reform Risk: On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (Tax Reform) was enacted, making significant changes to the United States income tax rules applicable to both individuals and entities, including the Fund and its shareholders. The Tax Reform generally limits a corporation’s deduction for net business interest expense to 30 percent of a corporation’s adjusted taxable income. The application of these interest limitations to the Fund are unclear and could result in higher investment company taxable income to the Fund.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the United Kingdom’s (UK) Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 9. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 10. New Accounting Guidance

In March 2017, the FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The adoption will have no effect on the Fund’s net assets or results of operations.

Note 11. Subsequent Events

Management has evaluated events and transactions occurring after June 30, 2018 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

PROXY RESULTS (Unaudited)

Cohen & Steers Global Income Builder, Inc. shareholders voted on the following proposals at the annual meeting held on April 26, 2018. The description of each proposal and number of shares voted are as follows:

Common Shares	Shares Voted For	Authority Withheld
To elect Directors:
George Grossman	20,468,046.660	830,314.938
Jane F. Magpiong	20,482,870.736	815,490.862
Robert H. Steers	20,481,153.579	817,208.019
C. Edward Ward, Jr.	20,370,473.321	927,888.277

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

AVERAGE ANNUAL TOTAL RETURNS

(Periods ended June 30, 2018) (Unaudited)

Based on Net Asset Value				Based on Market Value
One Year	Five Years	Ten Years	Since Inception (7/27/07)	One Year	Five Years	Ten Years	Since Inception (7/27/07)
5.03%	7.71%	5.60%	4.92%	8.70%	7.38%	5.72%	4.01%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return will vary and the principal value of an investment will fluctuate and shares, if sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance results reflect the effect of leverage from utilization of borrowings under a credit agreement and/or from the issuance of preferred shares. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. The Fund’s returns assume the reinvestment of all dividends and distributions at prices obtained under the Fund’s dividend reinvestment plan.

REINVESTMENT PLAN

We urge shareholders who want to take advantage of this plan and whose shares are held in ‘Street Name’ to consult your broker as soon as possible to determine if you must change registration into your own name to participate.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the SEC’s website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s net investment company taxable income and realized gains are a return of capital distributed from the Fund’s assets. To the extent this occurs, the Fund’s shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

Notice is hereby given in accordance with Rule 23c-1 under the 1940 Act that the Fund may purchase, from time to time, shares of its common stock in the open market.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

APPROVAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund’s investment management and subadvisory agreements (the Management Agreements), or interested persons of any such party (the Independent Directors), has the responsibility under the Investment Company Act of 1940 to approve the Fund’s Management Agreements for their initial two year term and their continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. The Management Agreements were discussed at a meeting of the Independent Directors held on June 5, 2018 and at meetings of the full Board of Directors held in person on March 20, 2018 and June 12, 2018. At the meeting of the full Board of Directors on June 12, 2018, the Management Agreements were unanimously continued for a term ending June 30, 2019 by the Fund’s Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meetings and executive sessions.

In considering whether to continue the Management Agreements, the Board of Directors reviewed materials provided by an independent data provider, which included, among other things, fee, expense and performance information compared to peer funds (the Peer Funds) and performance comparisons to a larger category universe; summary information prepared by the Fund’s investment manager (the Investment Manager); and a memorandum from Fund counsel outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment management personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Manager throughout the year at meetings of the Board of Directors, including presentations by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund’s objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Manager and the Subadvisors: The Board of Directors reviewed the services that the Investment Manager and the sub-investment advisors (the Subadvisors), provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, placing orders for the investment and reinvestment of the Fund’s assets, furnishing information to the Board of Directors of the Fund regarding the Fund’s portfolio, providing individuals to serve as Fund officers, and, for the Investment Manager, generally managing the Fund’s investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions that were being done on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Manager and the Subadvisors to other funds and accounts, including those that have investment objectives and strategies similar to those of the Fund. The Board of Directors also considered the education, background and experience of the Investment Manager’s and Subadvisors’ personnel, particularly noting the potential benefit that the portfolio managers’ work experience and favorable reputation can have on the Fund. The Board of Directors further noted the Investment Manager’s and Subadvisors’ ability to attract qualified and experienced personnel. The Board of Directors also considered the administrative services provided by the Investment Manager, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Manager and the Subadvisors are satisfactory and appropriate.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

(ii) Investment performance of the Fund and the Investment Manager and Subadvisors: The Board of Directors considered the investment performance of the Fund compared to Peer Funds and compared to a relevant broad-based benchmark and a relevant blended benchmark. The Board of Directors considered that the Fund outperformed the Peer Funds’ medians for the five- and ten-year periods ended March 31, 2018, ranking second out of four peers for each period. The Fund underperformed the Peer Funds’ medians for the one- and three-year periods ended March 31, 2018, ranking third out of four peers during each period. The Board of Directors also considered that the Fund underperformed its broad-based and blended benchmarks for the one-, three-, five- and ten-year periods ended March 31, 2018. The Board of Directors engaged in discussions with the Investment Manager regarding the contributors to and detractors from the Fund’s performance during the periods, as well as the impact of leverage on the Fund’s performance. The Board of Directors also considered supplemental information provided by the Investment Manager, including a narrative summary of various factors affecting performance, the changes to the large cap value investment team effective September 30, 2017 and the Investment Manager’s and the Subadvisors’ performance in managing other global funds. The Board of Directors determined that the Fund’s performance, in light of all the considerations noted above, supported the continuation of the Management Agreements, but determined to continue to closely monitor the Fund’s performance and requested that the Investment Manager provide detailed quarterly updates for this purpose.

(iii) Cost of the services to be provided and profits to be realized by the Investment Manager from the relationship with the Fund: The Board of Directors considered the contractual and actual management fees paid by the Fund, as well as the Fund’s total expense ratios. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors also considered the Fund’s actual management fee and total expense ratios including and excluding investment-related expenses at common asset levels compared to the Peer Funds’ medians, noting that the Fund’s expenses were the highest in the group in all three expense categories. As the Fund is the only leveraged Fund in the peer group, comparisons of the actual management fee and total expense ratios at managed asset levels were determined to be not relevant. The Board of Directors noted that as the only leveraged fund of the Peer Funds, the Fund will not fare as well in the expense comparison at common asset levels, as a greater amount of leverage will result in higher common asset expense levels. The Board of Directors considered the impact of leverage levels on the Fund’s fees and expenses at managed and common asset levels. In light of the considerations above, the Board of Directors concluded that the Fund’s current expense structure was satisfactory.

The Board of Directors also reviewed information regarding the profitability to the Investment Manager of its relationship with the Fund. The Board of Directors considered the level of the Investment Manager’s profits and whether the profits were reasonable for the Investment Manager. Since the Subadvisors are paid by the Investment Manager (and not by the Fund) for investment services provided to the Fund and are affiliates of the Investment Manager, the Board of Directors considered the profitability of the Investment Manager as a whole and did not consider the Subadvisors’ separate profitability to be particularly relevant to their determination. The Board of Directors took into consideration other benefits to be derived by the Investment Manager in connection with the Management Agreements, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, that the Investment Manager receives by allocating the Fund’s brokerage transactions. The Board of Directors further considered that the

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

Investment Manager continues to reinvest profits back in the business, including upgrading and/or implementing new trading, compliance and accounting systems, and by adding investment personnel to the portfolio management teams. The Board of Directors also considered the administrative services provided by the Investment Manager and the associated administration fee paid to the Investment Manager for such services under the Administration Agreement. The Board of Directors determined that the services received under the Administration Agreement are beneficial to the Fund. The Board of Directors concluded that the profits realized by the Investment Manager from its relationship with the Fund were reasonable and consistent with the Investment Manager’s fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors considered that, as a closed-end fund, the Fund would not be expected to have inflows of capital that might produce increasing economies of scale. The Board of Directors determined that, given the Fund’s closed-end structure, there were no significant economies of scale that were not being shared with shareholders. In considering economies of scale, the Board of Directors also noted, as discussed above in (iii), that the Investment Manager continues to reinvest profits back in the business.

(v) Comparison of services to be rendered and fees to be paid to those under other investment management contracts, such as contracts of the same and other investment advisors or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Management Agreements to those under other investment management contracts of other investment advisors managing Peer Funds. The Board of Directors also compared the services rendered, fees paid and profitability under the Management Agreements to those under the Investment Manager’s other fund management agreements and advisory contracts with institutional and other clients with similar investment mandates, noting that the Investment Manager provides more services to the Fund than it does for institutional or subadvised accounts. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Manager in developing and managing the Fund that the Investment Manager does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board of Directors determined that on a comparative basis the fees under the Management Agreements were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors, and each Director may have assigned different weights to the various factors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Management Agreements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Transaction history and account transactions

• Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call 800.330.7348

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are
Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan, LLC, Cohen & Steers UK Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do
How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.
How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

• Open an account or buy securities from us

• Provide account information or give us your contact information

• Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

Cohen & Steers Investment Solutions

COHEN & STEERS REAL ASSETS FUND

•	Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

•	Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS GLOBAL REALTY SHARES

•	Designed for investors seeking total return, investing primarily in global real estate equity securities

•	Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS REALTY SHARES

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRSX

COHEN & STEERS REAL ESTATE SECURITIES FUND

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

•	Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRIX

COHEN & STEERS INTERNATIONAL REALTY FUND

•	Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

•	Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

•	Designed for investors seeking total return, investing primarily in global infrastructure securities

•	Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND

•	Designed for investors seeking total return, investing primarily in midstream energy master limited partnership (MLP) units and related stocks

•	Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS LOW DURATION PREFERREDAND INCOME FUND

•	Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

•	Symbols: LPXAX, LPXCX, LPXIX, LPXRX, LPXZX

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND

•	Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

•	Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX

COHEN & STEERS DIVIDEND VALUE FUND

•	Designed for investors seeking long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

•	Symbols: DVFAX, DVFCX, DVFIX, DVFRX, DVFZX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS GLOBAL REALTY MAJORS ETF

•	Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of global real estate equity securities of companies in a specified index

•	Symbol: GRI

Distributed by ALPS Portfolio Solutions Distributor, Inc.

ISHARES COHEN & STEERS REALTY MAJORS INDEX FUND

•	Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of U.S. real estate equity securities of companies in a specified index

•	Symbol: ICF

Distributed by BlackRock Investments, LLC

Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

OFFICERS AND DIRECTORS

Robert H. Steers

Director and Chairman

Joseph M. Harvey

Director and Vice President

Michael G. Clark

Director

George Grossman

Director

Dean A. Junkans

Director

Gerald J. Maginnis

Director

Jane F. Magpiong

Director

Daphne L. Richards

Director

Frank K. Ross

Director

C. Edward Ward, Jr.

Director

Adam M. Derechin

President and Chief Executive Officer

Yigal D. Jhirad

Vice President

Christopher Rhine

Vice President

Richard E. Helm

Vice President

William F. Scapell

Vice President

Francis C. Poli

Secretary and Chief Legal Officer

James Giallanza

Chief Financial Officer

Albert Laskaj

Treasurer

Lisa D. Phelan

Chief Compliance Officer

KEY INFORMATION

Investment Manager

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, NY 10017

(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

Computershare

480 Washington Boulevard

Jersey City, NJ 07310

(866) 227-0757

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

New York Stock Exchange Symbol:    INB

Website: cohenandsteers.com

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

COHEN & STEERS

GLOBAL INCOME BUILDER

280 PARK AVENUE

NEW YORK, NY 10017

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Semiannual June 30, 2018

Cohen & Steers

Global Income

Builder

INBSAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

(a)	Not applicable.

(b)	The registrant has not had any change in the portfolio managers identified in response to paragraph (a)(1) of this item in the registrant’s most recent annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	The Fund did not engage in any securities lending activity during the fiscal year ended December 31, 2017.

(b)	The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the fiscal year ended December 31, 2017.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Chief Executive Officer

Date:	September 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Chief Executive Officer (Principal Executive Officer)

By:	/s/ James Giallanza
Name: James Giallanza Title: Chief Financial Officer (Principal Financial Officer)

Date: September 6, 2018